Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.0%
International Equity Funds - 23.9%
iShares Core MSCI EAFE ETF	7,038	$ 526,302
iShares Core MSCI Emerging Markets ETF	2,428	130,966
iShares Global REIT ETF (A)	5,343	132,026
		789,294
U.S. Equity Fund - 26.1%
iShares Core S&P 500 ETF	1,563	864,839
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	661	66,060
iShares Core U.S. Aggregate Bond ETF	336	33,301
		99,361
Total Exchange-Traded Funds (Cost $1,545,861)		1,753,494
INVESTMENT COMPANIES - 45.5%
International Equity Funds - 13.9%
Transamerica Emerging Markets Opportunities (B)	12,182	97,455
Transamerica International Focus (B)	21,434	181,760
Transamerica International Stock (B)	14,494	181,616
		460,831
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	1,771	16,378
U.S. Equity Funds - 28.1%
Transamerica Capital Growth (B)(C)	13,128	104,496
Transamerica Large Cap Value (B)	20,039	291,163
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)(C)	10,589	$ 99,860
Transamerica Mid Cap Value Opportunities (B)	8,484	101,636
Transamerica Small Cap Growth (B)	10,736	75,902
Transamerica Small Cap Value (B)	11,859	76,376
Transamerica US Growth (B)	5,627	178,322
		927,755
U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	8,200	66,257
Transamerica High Yield Bond (B)	4,080	33,167
		99,424
Total Investment Companies (Cost $1,354,509)		1,504,388
OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	150,415	150,415
Total Other Investment Company (Cost $150,415)		150,415
Total Investments (Cost $3,050,785)		3,408,297
Net Other Assets (Liabilities) - (3.1)%		(101,535)
Net Assets - 100.0%		$ 3,306,762
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,753,494	$—	$—	$1,753,494
Investment Companies	1,504,388	—	—	1,504,388
Other Investment Company	150,415	—	—	150,415
Total Investments	$3,408,297	$—	$—	$3,408,297
Transamerica Funds

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $147,216, collateralized by cash collateral of $150,415. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$34,395	$39,776	$(10,736)	$(1,153)	$3,975	$66,257	8,200	$1,758	$—
Transamerica Capital Growth	52,582	44,356	(13,268)	3,672	17,154	104,496	13,128	—	—
Transamerica Emerging Markets Debt	8,613	9,278	(2,388)	129	746	16,378	1,771	518	—
Transamerica Emerging Markets Opportunities	51,216	50,459	(13,369)	(1,386)	10,535	97,455	12,182	1,833	—
Transamerica High Yield Bond	17,219	20,038	(5,531)	(527)	1,968	33,167	4,080	1,232	—
Transamerica International Focus	93,543	102,550	(25,607)	(246)	11,520	181,760	21,434	4,108	5,632
Transamerica International Stock	93,676	89,670	(30,907)	4,239	24,938	181,616	14,494	4,114	—
Transamerica Large Cap Value	147,971	149,194	(45,465)	655	38,808	291,163	20,039	2,076	13,216
Transamerica Mid Cap Growth	53,698	44,568	(13,849)	(70)	15,513	99,860	10,589	—	—
Transamerica Mid Cap Value Opportunities	54,940	56,521	(21,301)	(3,558)	15,034	101,636	8,484	721	2,667
Transamerica Small Cap Growth	41,699	38,089	(13,985)	(3,263)	13,362	75,902	10,736	—	2,416
Transamerica Small Cap Value	42,256	36,365	(19,839)	(3,860)	21,454	76,376	11,859	1,659	—
Transamerica US Growth	92,249	97,495	(45,092)	12,960	20,710	178,322	5,627	—	4,015
Total	$784,057	$778,359	$(261,337)	$7,592	$195,717	$1,504,388	142,623	$18,019	$27,946

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2055

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2055 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds